SUPPLEMENT DATED MAY 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

                    MODIFIED SINGLE PREMIUM DEFERRED VARIABLE

                                ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VA SEPARATE ACCOUNT-A

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND CHANGED ITS NAME:

     OLD UNDERLYING MUTUAL FUND NAME                             NEW UNDERLYING MUTUAL FUND NAME

     Gartmore Variable Insurance Trust ("GVIT") - Gartmore       GVIT - Gartmore GVIT Nationwide(R)Fund:
     GVIT Total Return Fund: Class I (formerly, Total Return     Class I
     Fund)